Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 12,745,334	$ 9,933,235	$ 11,508,064
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	10,334,958	8,054,679	8,777,769
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,296,820	1,010,693	1,407,083
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	795,848	620,254	1,006,916
Between 91 and 120 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	317,708	247,609	316,296
Over 120 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net